Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	[1]	$ 9,256	$ 9,498	$ 6,101
Cost of revenue		(4,637)	(5,429)	(3,314)
Gross profit		4,619	4,069	2,787
Research and development		(1,554)	(1,560)	(890)
Selling, general and administrative		(1,090)	(1,141)	(922)
Amortization of acquisition-related intangible assets		(1,448)	(1,527)	(223)
Other income (expense)		1,575	9	1,263
Operating income (loss)		2,102	(150)	2,015
Financial income (expense):
Extinguishment of debt		(41)	(32)
Other financial income (expense)		(325)	(421)	(529)
Income (loss) before income taxes		1,736	(603)	1,486
Benefit (provision) for income taxes		483	851	104
Results relating to equity-accounted investees		53	11	9
Net income (loss)		2,272	259	1,599
Less: Net income (loss) attributable to non-controlling interests		57	59	73
Net income (loss) attributable to stockholders		$ 2,215	$ 200	$ 1,526
Net income (loss) per common share attributable to stockholders in $:
- Basic		$ 6.54	$ 0.59	$ 6.36
- Diluted		$ 6.41	$ 0.58	$ 6.10
Weighted average number of shares of common stock outstanding during the year (in thousands):
- Basic		338,646	338,477	239,764
- Diluted	[2]	345,802	347,607	250,116

[1]	Revenue attributed to geographic areas is based on the customer's shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).
[2]	Stock options to purchase up to 0.1 million shares of NXP's common stock that were outstanding in 2017 (2016: 1.4 million shares; 2015: 0.7 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the exercise price was greater than the average fair market value of the common stock or the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense and exercise prices was greater than the weighted average number of shares underlying outstanding stock options.